Operating Segments - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Cash and cash equivalents	R$ 4,555,177	R$ 4,499,588	R$ 3,505,824	R$ 1,649,340
Marketable securities	3,853,343	1,291,580
Trade receivables	1,322,420	1,185,430
Derivative financial instruments	1,162,213	751,080
Inventories	663,061	630,752
Other financial assets	1,340,000
Assets held for sale		39,907
Other current assets	1,026,826	1,155,904
Other non-currentassets	4,297,145	4,286,380
Investments in associates	301,342	286,947
Investments in joint ventures	8,447,799	8,506,395	8,237,190
Investment property		10,726,448
Property, plant and equipment	11,681,575	10,726,448
Intangible assets and goodwill	16,973,610	17,109,439
Loans, borrowings and debentures	(21,688,946)	(18,338,497)	(18,829,203)
Derivative financial instruments	(115,085)	(295,844)
Trade payables	(2,433,995)	(2,033,110)
Real estate credit certificates	(86,745)	(195,745)
Employee benefits payable	(291,080)	(238,159)
Preferred shareholders payable in subsidiaries	(1,442,679)	(1,769,427)
Lease	(944,138)	(1,397,543)
Other current liabilities	(2,044,244)	(1,335,777)
Other non-current liabilities	(9,518,186)	(8,855,999)
Total assets (net of liabilities) allocated by segment	17,059,413	16,009,749	16,189,250	13,410,386
Total assets	55,624,511	50,469,850
Equity attributable to owners of the Company	6,038,757	6,272,463
Non-controllinginterests	11,020,656	9,737,286
Total shareholders' equity	17,059,413	16,009,749	R$ 16,189,250	R$ 13,410,386
Cosan S.A. [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	3,150,328	3,990,930
Marketable securities	700,035	371,167
Trade receivables	950,701	753,969
Derivative financial instruments	1,052,105	747,411
Inventories	380,770	346,173
Other financial assets	1,686,718	70,487
Other current assets	626,672	793,861
Other non-currentassets	1,521,810	1,761,857
Investments in associates	259,412	240,100
Investments in joint ventures	8,447,799	8,506,395
Investment property		389,329
Property, plant and equipment	412,325
Intangible assets and goodwill	9,350,598	9,328,150
Loans, borrowings and debentures	(9,674,994)	(9,138,129)
Derivative financial instruments	(114,531)	(283,541)
Trade payables	(1,805,385)	(1,467,570)
Employee benefits payable	(124,017)	(121,009)
Preferred shareholders payable in subsidiaries	(1,442,679)	(1,769,427)
Other current liabilities	(1,449,477)	(662,235)
Other non-current liabilities	(3,630,926)	(3,065,579)
Total assets (net of liabilities) allocated by segment	10,297,264	10,792,339
Total assets	28,539,273	27,299,829
Equity attributable to owners of the Company	9,446,669	8,965,606
Non-controllinginterests	850,595	1,826,733
Total shareholders' equity	10,297,264	10,792,339
Cosan Logistica [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	179,909	260,542
Marketable securities	3,153,160	920,413
Trade receivables	371,718	431,461
Derivative financial instruments	110,107	3,669
Inventories	282,291	284,579
Assets held for sale		39,907
Other current assets	438,369	382,551
Other non-currentassets	2,770,618	2,549,631
Investments in associates	41,930	46,847
Investment property		10,337,119
Property, plant and equipment	11,266,278
Intangible assets and goodwill	7,622,969	7,781,289
Loans, borrowings and debentures	(9,670,946)	(8,523,175)
Derivative financial instruments		(12,303)
Trade payables	(628,597)	(565,539)
Real estate credit certificates	(86,745)	(195,745)
Employee benefits payable	(166,864)	(117,149)
Lease	(944,138)	(1,397,543)
Other current liabilities	(778,049)	(663,083)
Other non-current liabilities	(5,938,422)	(5,881,195)
Total assets (net of liabilities) allocated by segment	8,023,588	5,682,276
Total assets	26,237,349	23,038,008
Equity attributable to owners of the Company	2,211,005	1,540,225
Non-controllinginterests	5,812,583	4,142,051
Total shareholders' equity	8,023,588	5,682,276
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	2,069,357	2,787,588
Trade receivables	688,235	682,813
Derivative financial instruments	453,775	1,243,260
Inventories	2,804,223	2,293,492
Other financial assets	476,181	711,453
Other current assets	2,114,733	3,030,674
Other non-currentassets	3,373,565	2,852,423
Investments in associates	348,523	393,159
Biological assets	880,668	1,119,623
Investment property		10,525,166
Property, plant and equipment	10,753,205
Intangible assets and goodwill	3,669,903	3,224,303
Loans, borrowings and debentures	(10,853,768)	(11,556,950)
Derivative financial instruments	(250,033)	(789,193)
Trade payables	(1,341,867)	(1,147,089)
Employee benefits payable	(356,155)	(314,989)
Other current liabilities	(1,412,872)	(1,507,193)
Other non-current liabilities	(1,345,322)	(1,367,686)
Total assets (net of liabilities) allocated by segment	12,072,351	12,180,854
Total assets	27,632,368	28,863,954
Equity attributable to owners of the Company	12,073,314	12,181,817
Non-controllinginterests	(963)	(963)
Total shareholders' equity	12,072,351	12,180,854
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	1,221,890	757,140
Trade receivables	2,679,114	2,518,713
Derivative financial instruments	88,496	178,060
Inventories	2,416,833	2,108,825
Other current assets	1,406,945	1,456,418
Other non-currentassets	1,335,986	1,089,809
Investment property		2,379,438
Property, plant and equipment	2,329,858
Intangible assets and goodwill	4,600,777	4,532,282
Loans, borrowings and debentures	(2,741,312)	(1,043,995)
Derivative financial instruments	(218,888)	(648,070)
Trade payables	(2,124,538)	(1,148,013)
Employee benefits payable	(94,158)	(92,573)
Other current liabilities	(1,387,037)	(2,245,227)
Other non-current liabilities	(4,392,359)	(4,714,035)
Total assets (net of liabilities) allocated by segment	5,121,607	5,128,772
Total assets	16,079,899	15,020,685
Equity attributable to owners of the Company	4,888,966	4,920,333
Non-controllinginterests	232,641	208,439
Total shareholders' equity	5,121,607	5,128,772
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	1,727,521	2,108,253
Marketable securities	509,544	202,568
Trade receivables	640,682	513,423
Derivative financial instruments	458,476	437,137
Inventories	76,548	114,745
Other current assets	155,815	80,758
Other non-currentassets	356,962	307,306
Intangible assets and goodwill	8,471,087	8,550,984
Loans, borrowings and debentures	(4,212,504)	(4,070,076)
Trade payables	(1,444,835)	(1,226,634)
Employee benefits payable	(59,059)	(63,904)
Other current liabilities	(358,430)	(211,900)
Other non-current liabilities	(1,782,718)	(1,549,441)
Total assets (net of liabilities) allocated by segment	4,539,089	5,193,219
Total assets	12,396,635	12,315,174
Equity attributable to owners of the Company	4,539,089	5,193,219
Total shareholders' equity	4,539,089	5,193,219
Operating segments [member] | Moove cash generating unit [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	192,115	203,855
Marketable securities	5,439	10,958
Trade receivables	310,006	240,059
Derivative financial instruments	2,581
Inventories	301,850	228,941
Other current assets	98,419	141,972
Other non-currentassets	70,055	26,036
Investments in associates	12,113	19,400
Investment property		238,346
Property, plant and equipment	270,229
Intangible assets and goodwill	873,924	770,118
Loans, borrowings and debentures	(589,292)	(471,661)
Derivative financial instruments	(8,293)	(35,155)
Trade payables	(353,474)	(232,690)
Employee benefits payable	(34,125)	(30,187)
Other current liabilities	(237,302)	(168,995)
Other non-current liabilities	(212,710)	(132,414)
Total assets (net of liabilities) allocated by segment	701,535	808,583
Total assets	2,136,731	1,879,685
Equity attributable to owners of the Company	701,535	808,583
Total shareholders' equity	701,535	808,583
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	179,909	260,542
Marketable securities	3,153,160	920,413
Trade receivables	371,718	431,461
Derivative financial instruments	110,107	3,669
Inventories	282,291	284,579
Assets held for sale		39,907
Other current assets	438,369	382,551
Other non-currentassets	2,770,618	2,549,631
Investments in associates	41,930	46,847
Investment property		10,337,119
Property, plant and equipment	11,266,278
Intangible assets and goodwill	7,622,969	7,781,289
Loans, borrowings and debentures	(9,670,946)	(8,523,175)
Derivative financial instruments		(12,303)
Trade payables	(628,597)	(565,539)
Real estate credit certificates	(86,745)	(195,745)
Employee benefits payable	(166,864)	(117,149)
Lease	(944,138)	(1,397,543)
Other current liabilities	(778,049)	(663,083)
Other non-current liabilities	(5,938,422)	(5,881,195)
Total assets (net of liabilities) allocated by segment	8,023,588	5,682,276
Total assets	26,237,349	23,038,008
Equity attributable to owners of the Company	2,211,005	1,540,225
Non-controllinginterests	5,812,583	4,142,051
Total shareholders' equity	8,023,588	5,682,276
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	2,455,632	1,926,938
Marketable securities	185,200	157,641
Trade receivables	14	487
Derivative financial instruments	591,049	310,274
Inventories	2,372	2,487
Other financial assets	1,340,000	70,487
Other current assets	900,345	658,550
Other non-currentassets	1,100,740	1,436,632
Investments in associates	11,862,366	11,153,390
Investments in joint ventures	8,447,799	8,506,395
Investment property		150,983
Property, plant and equipment	145,068
Intangible assets and goodwill	5,630	7,048
Loans, borrowings and debentures	(7,216,204)	(5,273,585)
Derivative financial instruments	(106,792)	(248,386)
Trade payables	(7,089)	(8,247)
Employee benefits payable	(31,032)	(26,919)
Preferred shareholders payable in subsidiaries	(1,442,679)	(1,769,427)
Other current liabilities	(1,237,815)	(407,835)
Other non-current liabilities	(1,663,907)	(1,408,841)
Total assets (net of liabilities) allocated by segment	15,330,697	15,238,072
Total assets	27,036,215	24,381,312
Equity attributable to owners of the Company	15,330,321	15,238,072
Non-controllinginterests	376
Total shareholders' equity	15,330,697	15,238,072
Deconsolidation effects IFRS 11 [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	(3,291,247)	(3,544,728)
Trade receivables	(3,367,349)	(3,201,526)
Derivative financial instruments	(542,271)	(1,421,320)
Inventories	(5,221,056)	(4,402,317)
Other financial assets	(476,181)	(711,453)
Other current assets	(3,521,678)	(4,487,092)
Other non-currentassets	(4,709,551)	(3,942,232)
Investments in associates	(348,523)	(393,159)
Biological assets	(880,668)	(1,119,623)
Investment property		(12,904,604)
Property, plant and equipment	(13,083,063)
Intangible assets and goodwill	(8,270,680)	(7,756,585)
Loans, borrowings and debentures	13,595,080	12,600,945
Derivative financial instruments	468,921	1,437,263
Trade payables	3,466,405	2,295,102
Employee benefits payable	450,313	407,562
Other current liabilities	2,799,909	3,752,420
Other non-current liabilities	5,737,681	6,081,721
Total assets (net of liabilities) allocated by segment	(17,193,958)	(17,309,626)
Total assets	(43,712,267)	(43,884,639)
Equity attributable to owners of the Company	(16,962,280)	(17,102,150)
Non-controllinginterests	(231,678)	(207,476)
Total shareholders' equity	(17,193,958)	(17,309,626)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other financial assets		(70,487)
Other current assets	(566,122)	(107,927)
Other non-currentassets	(1,230)	(33,225)
Investments in associates	(11,615,067)	(10,932,690)
Other current liabilities	567,352	116,036
Other non-current liabilities	79,571	115,892
Total assets (net of liabilities) allocated by segment	(11,535,496)	(10,912,401)
Total assets	(12,182,419)	(11,144,329)
Equity attributable to owners of the Company	(16,743,193)	(16,507,636)
Non-controllinginterests	5,207,697	5,595,235
Total shareholders' equity	R$ (11,535,496)	R$ (10,912,401)